Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	BRAGG CAPITAL TRUST
Entity Central Index Key	0001170611
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 02, 2020
Document Effective Date	Nov. 02, 2020
Prospectus Date	Sep. 28, 2020
FPA Queens Road Small Cap Value Fund | Queens Road Small Cap Value Fund
Prospectus:
Trading Symbol	QRSVX
FPA Queens Road Value Fund | Queens Road Value Fund
Prospectus:
Trading Symbol	QRVLX